Related parties	12 Months Ended
Dec. 31, 2017
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Related parties

Note 19. Related parties

Key management personnel remuneration

Key management personnel include members of the Board of Directors and the CODM as of December 31, 2017, as described in Note 3.5.

Short-term employee benefits paid to key management personnel totaled to $2.2 million in the fiscal year 2015, to $2.4 million in the fiscal year 2016 and to $3.6 million in the fiscal year 2017.

On September 4, 2014, the Board of Directors adopted a change of control plan which applies to the members of the CODM. This plan defines the conditions under which a severance package will be paid after a change of control of our company. Key management personnel employment agreements include a termination indemnity or additional post-employment compensation.

Key management personnel received an aggregate of 955,000 securities in share-based remuneration (free shares, warrants and stock options) over the year ended December 31, 2017. The associated non-cash stock-based compensation expense of $0.7 million recognized for 2017.

Other transactions with related parties

Mr. Godard, a member of the Board of Directors, entered into two service agreements with us and provided consultancy services in the area of (i) global development strategy and (ii) specific development of agricultural biotechnology activities. Compensation paid for those services in the years ended December 31, 2015, 2016 and 2017 amounted to $39 thousand, $37 thousand and $38 thousand respectively. No balances were outstanding at the end of each fiscal year. As of December 31, 2017, Mr. Godard held 220,175 non-employee warrants that could be exercised to obtain 50,000 shares at a strike price of €38.45, 50,000 shares at a strike price of €28.01 for 50,000 warrants, 40,175 shares at a strike price of €27.37 for 40,175 warrants, 40,000 shares at a strike price of €18.68 for 40,000 warrants and 40,000 shares at a strike price of €24.34 for 40,000 warrants.

Bpifrance is a shareholder of Cellectis S.A. and “Caisse des Dépôts et Consignations” (“CDC”) was a shareholder of Cellectis Bioresearch. OSEO, which is the former name of Bpifrance and is indirectly related to CDC, granted conditional advances and subsidies to us. On May 18, 2015, we signed with the “Caisse des Dépôts et Consignations” a contract for our repurchase of its participation in Cellectis Bioresearch., which represented 25% of the total shares thereof for an amount of €3.5 million. At the time of the merger with Cellectis S.A., Cellectis S.A. was the sole stockholder of Cellectis Bioresearch. As of December 31, 2017, we have no outstanding balances with Bpifrance.